Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2015
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of borrowings from financial institutions and commercial paper.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2014 and 2015 are as follows:

March 31, 2014

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥43,228	0.5%
Short-term debt outside Japan, mainly from banks	164,110	3.2
Commercial paper in Japan	89,958	0.2
Commercial paper outside Japan	11,035	3.9

	¥308,331	2.0

March 31, 2015

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥16,778	0.5%
Short-term debt outside Japan, mainly from banks	178,386	2.4
Commercial paper in Japan	78,072	0.2
Commercial paper outside Japan	11,549	4.0

	¥284,785	1.7

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2014 and 2015 are as follows:

March 31, 2014

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2015~2030	¥415,709	2.3%
Floating rate	2015~2030	1,469,886	1.1
Insurance companies and others:
Fixed rate	2015~2024	287,403	1.4
Floating rate	2017~2028	251,021	0.7
Unsecured bonds	2015~2024	1,128,788	1.9
Unsecured notes under medium-term note program	2016~2018	46,034	3.2
Payables under securitized lease receivables	2018~2019	122,723	0.8
Payables under securitized loan receivables and investment in securities	2018~2040	131,104	4.1

		¥3,852,668	1.6

March 31, 2015

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2016~2031	¥485,910	1.7%
Floating rate	2016~2032	1,622,729	1.0
Insurance companies and others:
Fixed rate	2016~2025	328,639	1.2
Floating rate	2017~2028	250,156	0.7
Unsecured bonds	2016~2025	1,118,766	1.8
Unsecured notes under medium-term note program	2016~2018	35,110	2.9
Payables under securitized lease receivables	2020~2021	157,773	0.5
Payables under securitized loan receivables and investment in securities	2018~2039	133,862	3.2

		¥4,132,945	1.4

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2015 is as follows:

Years ending March 31,	Millions of yen
2016	¥881,008
2017	849,118
2018	734,977
2019	535,961
2020	371,797
Thereafter	760,084

Total	¥4,132,945

For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are made upon maturity of the loan contracts and interest payments are usually paid semi-annually.

During fiscal 2013, 2014 and 2015, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥1,002 million, ¥618 million and ¥367 million, respectively.

Total committed credit lines for the Company and its subsidiaries were ¥469,747 million and ¥475,553 million at March 31, 2014 and 2015, respectively, and, of these lines, ¥427,225 million and ¥419,356 million were available at March 31, 2014 and 2015, respectively. Of the available committed credit lines, ¥282,609 million and ¥274,980 million were long-term committed credit lines at March 31, 2014 and 2015, respectively.

Some of the debt and commitment contracts contain covenant clauses, and some of these include financial restrictions, such as maintenance of certain ORIX Corporation shareholders’ equity ratios. As of March 31, 2015, the Company and its subsidiaries were in compliance with such objective covenant requirements.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2015:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥95,883
Investment in securities	162,239
Property under Facility Operations	19,308
Other assets and other	39,118

¥316,548

As of March 31, 2015, investment in securities of ¥24,698 million was pledged for primarily collateral deposits.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2015.